PORTFOLIO OF INVESTMENTS – as of October 31, 2020 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks – 56.8% of Net Assets
	Aerospace & Defense – 0.6%
23	Axon Enterprise, Inc.(a)	$2,275
109	Boeing Co. (The)	15,738
50	General Dynamics Corp.	6,566
35	Moog, Inc., Class A	2,184
62	Raytheon Technologies Corp.	3,368

		30,131

	Air Freight & Logistics – 0.6%
243	Expeditors International of Washington, Inc.	21,474
50	United Parcel Service, Inc., Class B	7,855

		29,329

	Airlines – 0.1%
17	Delta Air Lines, Inc.	521
339	JetBlue Airways Corp.(a)	4,058

		4,579

	Auto Components – 0.4%
140	Aptiv PLC	13,509
21	BorgWarner, Inc.	734
31	Visteon Corp.(a)	2,779

		17,022

	Automobiles – 0.4%
508	General Motors Co.	17,541
33	Thor Industries, Inc.	2,791

		20,332

	Banks – 2.6%
91	Ameris Bancorp	2,666
158	BancorpSouth Bank	3,699
871	Bank of America Corp.	20,643
344	Cadence BanCorp	3,860
429	Citigroup, Inc.	17,769
155	Citizens Financial Group, Inc.	4,224
120	Columbia Banking System, Inc.	3,409
12	Comerica, Inc.	546
77	Cullen/Frost Bankers, Inc.	5,411
277	Fulton Financial Corp.	3,044
159	Huntington Bancshares, Inc.	1,660
140	International Bancshares Corp.	3,875
261	KeyCorp	3,388
20	M&T Bank Corp.	2,072
181	People’s United Financial, Inc.	1,931
67	PNC Financial Services Group, Inc. (The)	7,496
284	Regions Financial Corp.	3,777
127	TCF Financial Corp.	3,456
110	Truist Financial Corp.	4,633

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
217	Trustmark Corp.	$5,076
137	U.S. Bancorp	5,336
410	Wells Fargo & Co.	8,794
60	Wintrust Financial Corp.	2,954

		119,719

	Beverages – 1.6%
164	Coca-Cola Co. (The)	7,882
102	Constellation Brands, Inc., Class A	16,853
373	Keurig Dr Pepper, Inc.	10,034
395	Monster Beverage Corp.(a)	30,245
59	PepsiCo, Inc.	7,864

		72,878

	Biotechnology – 1.4%
48	AbbVie, Inc.	4,085
24	Alexion Pharmaceuticals, Inc.(a)	2,763
41	Amgen, Inc.	8,895
10	Biogen, Inc.(a)	2,521
101	BioMarin Pharmaceutical, Inc.(a)	7,517
101	Gilead Sciences, Inc.	5,873
21	Ligand Pharmaceuticals, Inc.(a)	1,731
58	Regeneron Pharmaceuticals, Inc.(a)	31,527
6	Vertex Pharmaceuticals, Inc.(a)	1,250

		66,162

	Building Products – 0.3%
22	Lennox International, Inc.	5,977
67	Owens Corning	4,386
45	Trex Co., Inc.(a)	3,129

		13,492

	Capital Markets – 3.5%
45	Ameriprise Financial, Inc.	7,237
446	Bank of New York Mellon Corp. (The)	15,325
7	BlackRock, Inc.	4,194
518	Charles Schwab Corp. (The)	21,295
14	CME Group, Inc.	2,110
56	FactSet Research Systems, Inc.	17,164
55	Franklin Resources, Inc.	1,031
69	Goldman Sachs Group, Inc. (The)	13,044
26	Intercontinental Exchange, Inc.	2,454
24	Invesco Ltd.	315
113	Janus Henderson Group PLC	2,746
31	Moody’s Corp.	8,150
31	MSCI, Inc.	10,845
45	Nasdaq, Inc.	5,445
106	Northern Trust Corp.	8,297
48	S&P Global, Inc.	15,491
207	SEI Investments Co.	10,174
306	State Street Corp.	18,023

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
5	T. Rowe Price Group, Inc.	$633

		163,973

	Chemicals – 0.6%
6	Air Products & Chemicals, Inc.	1,657
23	DuPont de Nemours, Inc.	1,308
6	Ecolab, Inc.	1,102
63	HB Fuller Co.	2,851
45	Innospec, Inc.	2,976
55	Linde PLC	12,119
52	Minerals Technologies, Inc.	2,844
30	Stepan Co.	3,493

		28,350

	Commercial Services & Supplies – 0.3%
55	Healthcare Services Group, Inc.	1,258
31	MSA Safety, Inc.	4,090
10	Republic Services, Inc.	882
46	Tetra Tech, Inc.	4,642
32	Waste Management, Inc.	3,453

		14,325

	Communications Equipment – 0.6%
74	Ciena Corp.(a)	2,915
511	Cisco Systems, Inc.	18,345
8	F5 Networks, Inc.(a)	1,063
43	Lumentum Holdings, Inc.(a)	3,556

		25,879

	Construction & Engineering – 0.2%
141	AECOM(a)	6,322
173	Fluor Corp.	1,964

		8,286

	Consumer Finance – 1.4%
974	Ally Financial, Inc.	25,986
164	American Express Co.	14,963
306	Capital One Financial Corp.	22,363
40	Green Dot Corp., Class A(a)	2,133

		65,445

	Containers & Packaging – 0.2%
357	Amcor PLC	3,724
39	Ball Corp.	3,471
39	International Paper Co.	1,706
228	O-I Glass, Inc.	2,150

		11,051

	Distributors – 0.2%
31	Genuine Parts Co.	2,803

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
21	POOL CORP.	$7,347

		10,150

	Diversified Consumer Services – 0.1%
93	Service Corp. International	4,307

	Diversified Telecommunication Services – 0.1%
164	AT&T, Inc.	4,431

	Electric Utilities – 0.5%
100	American Electric Power Co., Inc.	8,993
18	Edison International	1,009
25	Eversource Energy	2,182
24	Exelon Corp.	957
25	FirstEnergy Corp.	743
41	IDACORP, Inc.	3,597
52	NextEra Energy, Inc.	3,807
45	PPL Corp.	1,237

		22,525

	Electrical Equipment – 0.6%
16	Acuity Brands, Inc.	1,426
289	Ballard Power Systems, Inc.(a)	4,268
35	Eaton Corp. PLC	3,633
25	Generac Holdings, Inc.(a)	5,254
29	Hubbell, Inc.	4,220
31	Rockwell Automation, Inc.	7,351
48	Sunrun, Inc.(a)	2,497

		28,649

	Electronic Equipment, Instruments & Components – 0.9%
81	Avnet, Inc.	1,998
80	Cognex Corp.	5,272
18	Coherent, Inc.(a)	2,253
41	Corning, Inc.	1,311
112	Itron, Inc.(a)	7,611
16	Littelfuse, Inc.	3,167
15	Rogers Corp.(a)	1,818
128	TE Connectivity Ltd.	12,401
95	Trimble, Inc.(a)	4,572
147	Vishay Intertechnology, Inc.	2,384

		42,787

	Energy Equipment & Services – 0.2%
602	Archrock, Inc.	3,570
91	Baker Hughes Co.	1,344
88	National Oilwell Varco, Inc.	739
353	Schlumberger NV	5,274
63	TechnipFMC PLC	348

		11,275

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 1.2%
111	Activision Blizzard, Inc.	$8,406
68	Cinemark Holdings, Inc.	557
56	Electronic Arts, Inc.(a)	6,710
32	Netflix, Inc.(a)	15,224
34	Take-Two Interactive Software, Inc.(a)	5,267
178	Walt Disney Co. (The)	21,583

		57,747

	Food & Staples Retailing – 0.3%
61	BJ’s Wholesale Club Holdings, Inc.(a)	2,336
59	Kroger Co. (The)	1,900
191	SpartanNash Co.	3,516
32	Sysco Corp.	1,770
94	Walgreens Boots Alliance, Inc.	3,200

		12,722

	Food Products – 0.5%
56	Campbell Soup Co.	2,614
27	Conagra Brands, Inc.	947
42	General Mills, Inc.	2,483
81	Hain Celestial Group, Inc. (The)(a)	2,491
57	Hormel Foods Corp.	2,775
41	Ingredion, Inc.	2,906
12	J.M. Smucker Co. (The)	1,346
21	Kellogg Co.	1,321
5	McCormick & Co., Inc.	903
60	Mondelez International, Inc., Class A	3,187

		20,973

	Gas Utilities – 0.2%
87	New Jersey Resources Corp.	2,539
47	ONE Gas, Inc.	3,245
96	South Jersey Industries, Inc.	1,850
101	UGI Corp.	3,266

		10,900

	Health Care Equipment & Supplies – 1.1%
42	Abbott Laboratories	4,415
5	Becton Dickinson & Co.	1,156
28	Boston Scientific Corp.(a)	960
6	Cooper Cos., Inc. (The)	1,914
14	Danaher Corp.	3,214
18	DENTSPLY SIRONA, Inc.	849
15	Edwards Lifesciences Corp.(a)	1,075
45	Globus Medical, Inc., Class A(a)	2,345
23	Haemonetics Corp.(a)	2,325
41	Hill-Rom Holdings, Inc.	3,734
20	Hologic, Inc.(a)	1,376
14	Intuitive Surgical, Inc.(a)	9,339
32	Medtronic PLC	3,218
102	Meridian Bioscience, Inc.(a)	1,749

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
33	Merit Medical Systems, Inc.(a)	$1,652
22	Penumbra, Inc.(a)	5,743
12	Quidel Corp.(a)	3,220
4	STERIS PLC	709
8	Stryker Corp.	1,616
14	Varian Medical Systems, Inc.(a)	2,419

		53,028

	Health Care Providers & Services – 2.1%
15	Amedisys, Inc.(a)	3,885
5	Anthem, Inc.	1,364
32	BioTelemetry, Inc.(a)	1,363
71	Centene Corp.(a)	4,196
10	Chemed Corp.	4,783
40	Cigna Corp.	6,679
194	CVS Health Corp.	10,881
15	DaVita, Inc.(a)	1,294
41	Encompass Health Corp.	2,514
136	HCA Healthcare, Inc.	16,856
24	Henry Schein, Inc.(a)	1,526
50	Humana, Inc.	19,964
18	Laboratory Corp. of America Holdings(a)	3,596
170	MEDNAX, Inc.(a)	2,167
77	Patterson Cos., Inc.	1,915
77	Quest Diagnostics, Inc.	9,405
22	UnitedHealth Group, Inc.	6,713

		99,101

	Health Care Technology – 0.4%
160	Allscripts Healthcare Solutions, Inc.(a)	1,613
193	Cerner Corp.	13,527
80	HMS Holdings Corp.(a)	2,130

		17,270

	Hotels, Restaurants & Leisure – 1.5%
40	Dine Brands Global, Inc.	2,058
43	Dunkin’ Brands Group, Inc.	4,287
160	Hilton Worldwide Holdings, Inc.	14,050
26	Jack in the Box, Inc.	2,082
28	Marriott Vacations Worldwide Corp.	2,705
546	MGM Resorts International	11,231
162	Starbucks Corp.	14,087
159	Wendy’s Co. (The)	3,474
195	Yum China Holdings, Inc.	10,380
70	Yum! Brands, Inc.	6,533

		70,887

	Household Durables – 0.3%
127	KB Home	4,096
95	Meritage Homes Corp.(a)	8,273

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
171	Taylor Morrison Home Corp.(a)	$3,694

		16,063

	Household Products – 0.9%
34	Church & Dwight Co., Inc.	3,005
5	Clorox Co. (The)	1,036
220	Colgate-Palmolive Co.	17,356
47	Kimberly-Clark Corp.	6,232
89	Procter & Gamble Co. (The)	12,202

		39,831

	Independent Power & Renewable Electricity Producers – 0.4%
65	AES Corp. (The)	1,267
171	NextEra Energy Partners LP	10,739
77	Ormat Technologies, Inc.	5,457
111	Sunnova Energy International, Inc.(a)	2,671

		20,134

	Industrial Conglomerates – 0.4%
20	3M Co.	3,199
23	Carlisle Cos., Inc.	2,849
1,620	General Electric Co.	12,020
6	Honeywell International, Inc.	990

		19,058

	Insurance – 1.5%
22	Aflac, Inc.	747
30	Allstate Corp. (The)	2,663
482	American International Group, Inc.	15,178
54	Chubb Ltd.	7,015
10	eHealth, Inc.(a)	671
75	First American Financial Corp.	3,344
28	Hanover Insurance Group, Inc. (The)	2,679
17	Lincoln National Corp.	597
22	Marsh & McLennan Cos., Inc.	2,276
158	MetLife, Inc.	5,980
49	Prudential Financial, Inc.	3,137
212	Reinsurance Group of America, Inc.	21,416
25	Travelers Cos., Inc. (The)	3,018

		68,721

	Interactive Media & Services – 3.2%
20	Alphabet, Inc., Class A(a)	32,322
28	Alphabet, Inc., Class C(a)	45,388
249	Facebook, Inc., Class A(a)	65,515
136	Twitter, Inc.(a)	5,625

		148,850

	Internet & Direct Marketing Retail – 2.9%
157	Alibaba Group Holding Ltd., Sponsored ADR(a)	47,836
16	Amazon.com, Inc.(a)	48,578

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
11	Booking Holdings, Inc.(a)	$17,848
388	eBay, Inc.	18,481
603	Qurate Retail, Inc., Class A	4,082

		136,825

	IT Services – 3.0%
17	Accenture PLC, Class A	3,687
158	Automatic Data Processing, Inc.	24,958
55	Cognizant Technology Solutions Corp., Class A	3,928
594	DXC Technology Co.	10,942
16	Fidelity National Information Services, Inc.	1,993
99	Fiserv, Inc.(a)	9,452
104	Gartner, Inc.(a)	12,490
52	MasterCard, Inc., Class A	15,009
21	Paychex, Inc.	1,727
216	Sabre Corp.	1,408
11	VeriSign, Inc.(a)	2,098
249	Visa, Inc., Class A	45,246
263	Western Union Co. (The)	5,113
22	WEX, Inc.(a)	2,784

		140,835

	Leisure Products – 0.0%
101	Callaway Golf Co.	1,564

	Life Sciences Tools & Services – 0.8%
17	Agilent Technologies, Inc.	1,736
65	Illumina, Inc.(a)	19,025
9	IQVIA Holdings, Inc.(a)	1,386
1	Mettler-Toledo International, Inc.(a)	998
88	NeoGenomics, Inc.(a)	3,452
40	Repligen Corp.(a)	6,663
10	Thermo Fisher Scientific, Inc.	4,731
6	Waters Corp.(a)	1,337

		39,328

	Machinery – 2.3%
54	AGCO Corp.	4,160
141	Caterpillar, Inc.	22,144
56	Cummins, Inc.	12,314
125	Deere & Co.	28,239
46	Flowserve Corp.	1,339
19	Illinois Tool Works, Inc.	3,722
70	ITT, Inc.	4,236
89	Kennametal, Inc.	2,759
57	Oshkosh Corp.	3,839
66	Parker-Hannifin Corp.	13,752
16	Proto Labs, Inc.(a)	1,889
72	Terex Corp.	1,778
63	Toro Co. (The)	5,172

		105,343

Shares	Description	Value (†)
Common Stocks – continued
	Media – 1.1%
3	Cable One, Inc.	$5,196
27	Charter Communications, Inc., Class A(a)	16,303
480	Comcast Corp., Class A	20,275
29	Discovery, Inc., Series C(a)	531
76	New York Times Co. (The), Class A	3,014
133	Omnicom Group, Inc.	6,278

		51,597

	Metals & Mining – 0.3%
132	Commercial Metals Co.	2,726
22	Newmont Corp.	1,383
14	Nucor Corp.	669
54	Reliance Steel & Aluminum Co.	5,885
35	Royal Gold, Inc.	4,158

		14,821

	Multi-Utilities – 0.2%
58	Consolidated Edison, Inc.	4,552
22	Dominion Energy, Inc.	1,767
23	DTE Energy Co.	2,839
7	Sempra Energy	878
15	WEC Energy Group, Inc.	1,508

		11,544

	Multiline Retail – 0.1%
337	Macy’s, Inc.	2,093
13	Target Corp.	1,979

		4,072

	Oil, Gas & Consumable Fuels – 0.9%
887	Apache Corp.	7,362
17	Chevron Corp.	1,182
81	Concho Resources, Inc.	3,362
92	Devon Energy Corp.	822
162	Diamondback Energy, Inc.	4,206
406	EOG Resources, Inc.	13,901
131	EQT Corp.	1,983
320	Marathon Oil Corp.	1,267
61	ONEOK, Inc.	1,769
401	Southwestern Energy Co.(a)	1,071
46	Valero Energy Corp.	1,776
67	World Fuel Services Corp.	1,410

		40,111

	Paper & Forest Products – 0.1%
97	Louisiana-Pacific Corp.	2,772

	Pharmaceuticals – 1.1%
65	Bristol-Myers Squibb Co.	3,799
21	Eli Lilly & Co.	2,740
30	Jazz Pharmaceuticals PLC(a)	4,323

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
68	Merck & Co., Inc.	$5,114
100	Novartis AG, Sponsored ADR	7,808
79	Novo Nordisk A/S, Sponsored ADR	5,047
30	Perrigo Co. PLC	1,316
150	Pfizer, Inc.	5,322
434	Roche Holding AG, Sponsored ADR	17,356

		52,825

	Professional Services – 0.4%
56	Exponent, Inc.	3,897
12	IHS Markit Ltd.	970
21	Insperity, Inc.	1,608
57	Korn Ferry	1,721
35	ManpowerGroup, Inc.	2,376
449	Nielsen Holdings PLC	6,066
24	Verisk Analytics, Inc.	4,271

		20,909

	Real Estate Management & Development – 0.2%
127	CBRE Group, Inc., Class A(a)	6,401
29	Jones Lang LaSalle, Inc.	3,273

		9,674

	REITs - Apartments – 0.3%
103	American Campus Communities, Inc.	3,858
4	AvalonBay Communities, Inc.	557
68	Camden Property Trust	6,272
25	Equity Residential	1,175

		11,862

	REITs - Diversified – 0.2%
23	Crown Castle International Corp.	3,592
11	Digital Realty Trust, Inc.	1,587
3	Equinix, Inc.	2,194
51	Weyerhaeuser Co.	1,392

		8,765

	REITs - Health Care – 0.2%
187	Healthpeak Properties, Inc.	5,043
35	Ventas, Inc.	1,382
18	Welltower, Inc.	968

		7,393

	REITs - Hotels – 0.1%
114	Host Hotels & Resorts, Inc.	1,195
303	Park Hotels & Resorts, Inc.	3,009

		4,204

	REITs - Mortgage – 0.2%
182	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,617

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.4%
8	Boston Properties, Inc.	$579
155	Corporate Office Properties Trust	3,477
175	Douglas Emmett, Inc.	4,130
233	Easterly Government Properties, Inc.	4,870
77	Kilroy Realty Corp.	3,625

		16,681

	REITs - Shopping Centers – 0.1%
417	Brixmor Property Group, Inc.	4,570

	REITs - Storage – 0.0%
27	Iron Mountain, Inc.	704

	REITs - Warehouse/Industrials – 0.2%
51	CyrusOne, Inc.	3,624
41	ProLogis, Inc.	4,067

		7,691

	Road & Rail – 0.3%
18	CSX Corp.	1,421
26	Norfolk Southern Corp.	5,437
46	Ryder System, Inc.	2,266
16	Union Pacific Corp.	2,835

		11,959

	Semiconductors & Semiconductor Equipment – 2.7%
89	Advanced Micro Devices, Inc.(a)	6,701
9	Analog Devices, Inc.	1,067
22	Applied Materials, Inc.	1,303
59	Cirrus Logic, Inc.(a)	4,063
87	Cree, Inc.(a)	5,533
50	Enphase Energy, Inc.(a)	4,904
170	First Solar, Inc.(a)	14,798
78	Ichor Holdings Ltd.(a)	1,814
105	Intel Corp.	4,649
3	Lam Research Corp.	1,026
27	Micron Technology, Inc.(a)	1,359
86	NVIDIA Corp.	43,117
152	QUALCOMM, Inc.	18,751
47	Silicon Laboratories, Inc.(a)	4,816
57	Texas Instruments, Inc.	8,242
25	Universal Display Corp.	4,958

		127,101

	Software – 4.2%
13	Adobe, Inc.(a)	5,812
143	Autodesk, Inc.(a)	33,682
36	Blackbaud, Inc.	1,776
50	Bottomline Technologies, Inc.(a)	1,986
18	Cadence Design Systems, Inc.(a)	1,969
8	Citrix Systems, Inc.	906

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
16	Fair Isaac Corp.(a)	$6,263
6	Intuit, Inc.	1,888
167	Microsoft Corp.	33,813
312	NortonLifeLock, Inc.	6,418
499	Oracle Corp.	27,999
29	Paylocity Holding Corp.(a)	5,380
43	PTC, Inc.(a)	3,607
31	Qualys, Inc.(a)	2,723
120	salesforce.com, Inc.(a)	27,872
5	ServiceNow, Inc.(a)	2,488
146	Workday, Inc., Class A(a)	30,678

		195,260

	Specialty Retail – 1.3%
37	Aaron’s Holdings Co., Inc.	1,934
104	American Eagle Outfitters, Inc.	1,426
38	Asbury Automotive Group, Inc.(a)	3,913
5	AutoZone, Inc.(a)	5,645
10	Best Buy Co., Inc.	1,116
19	Five Below, Inc.(a)	2,533
289	Gap, Inc. (The)	5,621
55	Home Depot, Inc. (The)	14,669
27	Lithia Motors, Inc., Class A	6,198
51	Lowe’s Cos., Inc.	8,063
29	Monro, Inc.	1,220
49	Tiffany & Co.	6,411
39	Williams-Sonoma, Inc.	3,557

		62,306

	Technology Hardware, Storage & Peripherals – 0.5%
134	Apple, Inc.	14,587
163	Hewlett Packard Enterprise Co.	1,408
155	HP, Inc.	2,784
101	NCR Corp.(a)	2,052
18	Seagate Technology PLC	861

		21,692

	Textiles, Apparel & Luxury Goods – 0.7%
23	Deckers Outdoor Corp.(a)	5,828
68	NIKE, Inc., Class B	8,165
789	Under Armour, Inc., Class A(a)	10,920
45	VF Corp.	3,024
93	Wolverine World Wide, Inc.	2,480

		30,417

	Thrifts & Mortgage Finance – 0.1%
338	New York Community Bancorp, Inc.	2,809

	Trading Companies & Distributors – 0.0%
30	GATX Corp.	2,048

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.3%
32	American Water Works Co., Inc.	$4,816
228	Essential Utilities, Inc.	9,394

		14,210

	Wireless Telecommunication Services – 0.2%
64	Shenandoah Telecommunications Co.	2,792
62	T-Mobile US, Inc.(a)	6,793

		9,585

	Total Common Stocks (Identified Cost $2,596,915)	2,649,456

Principal Amount
Bonds and Notes – 3.6%
	Agency Commercial Mortgage-Backed Securities – 0.0%
$ 586	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	587

	Automotive – 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,192

	Banking – 0.7%
2,000	American Express Co., 3.700%, 8/03/2023	2,171
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,060
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,027
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,187
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,129
2,000	Capital One Financial Corp., 3.300%, 10/30/2024	2,169
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,306
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,045
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,012
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,153
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,128
2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	2,210
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,176
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,135
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,154

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 2,000	Truist Bank, 3.200%, 4/01/2024	$2,160
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,159

		34,381

	Brokerage – 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,150
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,079

		4,229

	Cable Satellite – 0.1%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,152

	Construction Machinery – 0.0%
1,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	1,006
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,027

		2,033

	Consumer Cyclical Services – 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,453
2,000	eBay, Inc., 3.800%, 3/09/2022	2,085

		4,538

	Electric – 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,193
2,000	Entergy Corp., 0.900%, 9/15/2025	2,000
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,072
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,218

		8,483

	Finance Companies – 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,005

	Financial Other – 0.1%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,072

	Food & Beverage – 0.1%
2,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	2,052

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Food & Beverage – continued
$ 2,000	General Mills, Inc., 4.000%, 4/17/2025	$2,257
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,156

		6,465

	Government Owned - No Guarantee – 0.1%
3,000	Federal National Mortgage Association, 6.625%, 11/15/2030	4,549

	Health Insurance – 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,305
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,892

		5,197

	Healthcare – 0.2%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,164
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,316
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,111
2,000	McKesson Corp., 3.950%, 2/16/2028	2,304
1,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,058

		9,953

	Independent Energy – 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	1,997

	Integrated Energy – 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,192
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,175
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,482

		5,849

	Life Insurance – 0.1%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,224

	Media Entertainment – 0.1%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,296

	Midstream – 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,104

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Midstream – continued
$ 2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	$2,171

		4,275

	Mortgage Related – 0.6%
989	FHLMC, 3.000%, 6/01/2049	1,032
9,875	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	10,316
8,094	FNMA, 3.500%, with various maturities in 2049(c)	8,535
4,387	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	4,680
1,535	FNMA, 4.500%, with various maturities in 2049(c)	1,660

		26,223

	Natural Gas – 0.0%
2,000	NiSource, Inc., 0.950%, 8/15/2025	1,994

	Oil Field Services – 0.1%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,090

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,214
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,066
2,000	Johnson & Johnson, 1.300%, 9/01/2030	1,993

		6,273

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,173

	REITs - Office Property – 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,071

	Restaurants – 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	2,053

	Technology – 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,075
2,000	Intel Corp., 2.450%, 11/15/2029	2,159
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,185

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$ 2,000	Oracle Corp., 2.950%, 5/15/2025	$2,177
2,000	VMware, Inc., 2.950%, 8/21/2022	2,076

		8,672

	Treasuries – 0.1%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,397
2,000	U.S. Treasury Bond, 3.000%, 2/15/2048	2,633

		5,030

	Wireless – 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,788

	Wirelines – 0.0%
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.380%, 5/15/2025(d)	2,049

	Total Bonds and Notes (Identified Cost $159,980)	165,893

Shares
Exchange-Traded Funds – 8.3%
6,323	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $401,413)	386,652

Affiliated Mutual Funds – 26.8%
8,059	Loomis Sayles Inflation Protected Securities Fund, Class N	94,447
6,171	Loomis Sayles Limited Term Government and Agency Fund, Class N	71,273
6,538	Mirova Global Green Bond Fund, Class N	71,130
31,604	Mirova International Sustainable Equity Fund, Class N	402,632
12,422	WCM Focused Emerging Markets Fund	213,038
18,725	WCM Focused International Growth Fund	399,404

	Total Affiliated Mutual Funds (Identified Cost $1,211,482)	1,251,924

	Total Investments – 95.5% (Identified Cost $4,369,790)	4,453,925
	Other assets less liabilities – 4.5%	211,465

	Net Assets – 100.0%	$4,665,390

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2020 is disclosed.

(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of October 31, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$55,746	$62,941	$27,857	$2,840	$777	$94,447	$277
Loomis Sayles Limited Term Government and Agency Fund, Class N	83,527	29,569	42,799	871	105	71,273	857
Mirova Global Green Bond Fund, Class N	83,514	23,915	37,943	2,087	(443)	71,130	774
Mirova International Sustainable Equity Fund, Class N	850,917	101,046	601,111	82,536	(30,756)	402,632	1,692
WCM Focused Emerging Markets Fund	—	213,783	—	—	(745)	213,038	—
WCM Focused International Growth Fund	—	403,898	—	—	(4,494)	399,404	—

	$1,073,704	$835,152	$709,710	$88,334	$(35,556)	$1,251,924	$3,600

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,649,456	$—	$—	$2,649,456
Bonds and Notes*	—	165,893	—	165,893
Exchange-Traded Funds	386,652	—	—	386,652
Affiliated Mutual Funds	1,251,924	—	—	1,251,924

Total	$4,288,032	$165,893	$—	$4,453,925

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2020 (Unaudited)

Equity	86.9%
Fixed Income	8.6

Total Investments	95.5
Other assets less liabilities	4.5

Net Assets	100.0%